Deferred Income Tax (Tables)	12 Months Ended
Mar. 31, 2020
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Changes of Net Deferred Tax Assets and Liabilities
The changes of net deferred tax assets and liabilities for the fiscal years ended March 31, 2020 and 2019 were as follows:

	For the fiscal year ended March 31,
	2020	2019
	(In millions)
At beginning of period	¥(230,292)	¥(321,493)
Deferred tax benefit (expense)	151,292	(10,623)
Deferred tax relating to other comprehensive income:
Remeasurements of defined benefit plans reserve	27,028	12,407
Financial instruments at fair value through other comprehensive income reserve	96,170	108,090
Exchange differences on translating foreign operations reserve	2,226	474
Acquisition and disposal of subsidiaries and businesses	(6,438)	(16,391)
Exchange differences and others	(3,971)	(2,756)

At end of period	¥36,015	¥(230,292)

Deferred Tax Assets and Liabilities
The deferred tax assets and liabilities at March 31, 2020 and 2019 were attributable to the following items:

	At March 31,
	2020	2019
	(In millions)
Deferred tax assets:
Loans and advances	¥349,058	¥286,752
Derivative financial instruments	95,917	48,821
Tax losses carried forward	68,678	44,518
Retirement benefits	42,719	10,254
Provision for interest repayment	39,928	37,845
Investment securities	216	754
Other deductible temporary differences	121,580	112,092

Total deferred tax assets	718,096	541,036

Deferred tax liabilities:
Investment securities	477,168	572,369
Goodwill and intangible assets	64,574	71,265
Property, plant and equipment	56,992	57,607
Lease transactions	8,845	10,381
Retirement benefits	3,110	3,224
Other taxable temporary differences	71,392	56,482

Total deferred tax liabilities	682,081	771,328

Net deferred tax assets ( liabilities ) (1)	¥36,015	¥(230,292)

(1)
Deferred tax assets and deferred tax liabilities are offset in the consolidated statements of financial position if the entity has a legally enforceable right to set off current tax assets against current tax liabilities, and the deferred tax assets and the deferred tax liabilities relate to income taxes levied by the same taxation authority on the same taxable entity.

Amounts of Deductible Temporary Differences and Tax Losses Carried Forward by Expiration Date
The following table shows the amounts of deductible temporary differences and tax losses carried forward by expiration date at March 31, 2020 and 2019 for which no deferred tax assets were recognized.

	At March 31,
	2020	2019
	(In millions)
Deductible temporary differences	¥232,242	¥414,953
Tax losses carried forward which will expire in 1 year	220,969	153,865
2 years	63,570	250,892
3 years	49,388	63,571
4 years	37,702	56,043
5 years	23,082	47,562
6 years	13,120	26,276
7 years	60,027	13,231
8 years	—	60,093
9 years	137,046	—
10 years and thereafter	54,174	146,206

Total deductible temporary differences and tax losses carried forward (1)	¥891,320	¥1,232,692

(1)
Under the consolidated
corporate-tax
system, the Company and its wholly owned domestic subsidiaries recognized deferred tax assets relating to deductible temporary differences and tax losses carried forward on a consolidated basis for Japanese national corporation tax purposes and on a stand-alone basis for Japanese local corporation tax purposes. There are deductible temporary differences and tax losses carried forward on which deferred tax assets are recognized for Japanese national corporation tax purposes, but on which no deferred tax assets are recognized for Japanese local corporation tax purposes. These deductible temporary differences and tax losses carried forward amounted to ¥229,883 million and ¥405,615 million at March 31, 2020 and 2019, respectively.

Deferred Tax Expense
Deferred tax expense for the fiscal years ended March 31, 2020 and 2019 was attributable to the following temporary differences and tax losses carried forward:

	For the fiscal year ended March 31,
	2020	2019
	(In millions)
Loans and advances	¥65,549	¥(7,956)
Derivative financial instruments	47,115	(10,110)
Tax losses carried forward	24,769	21,016
Goodwill and intangible assets	13,552	22,451
Retirement benefits	5,131	5,102
Provision for interest repayment	2,083	1,066
Lease transactions	1,373	278
Investment securities	720	25,226
Property, plant and equipment	556	(28,338)
Other temporary differences—net	(9,556)	(39,358)

Total deferred tax benefit (expense)	¥151,292	¥(10,623)